Debt (Amended senior secured credit facilities) (Details)			12 Months Ended
	Jun. 26, 2014 USD ($) rig	Mar. 20, 2013 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 04, 2014 USD ($)	Mar. 31, 2014 USD ($)	Feb. 21, 2014 USD ($)
Interest Rate Swap
Debt Instrument [Line Items]
Derivative, average fixed interest rate (as percent)			2.49%
Interest Rate Swap | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Derivative, floor interest rate (as percent)			1.00%
Revolving Credit Facility
Debt Instrument [Line Items]
Number of drilling units securing line of credit facility | rig	6
Assets pledged as collateral			$ 3,700,000,000
Amended Senior Secured Credit Facilities | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate basis on debt issuance	LIBOR
Debt instrument, variable rate floor (as percent)	1.00%
Amended Senior Secured Credit Facilities | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Basis spread (as percent)	0.50%
Amended Senior Secured Credit Facilities | Eurodollar
Debt Instrument [Line Items]
Variable rate basis on debt issuance	1-month LIBOR
Basis spread (as percent)	1.00%
Amended Senior Secured Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 100,000,000			$ 100,000,000
Long-term line of credit			$ 50,000,000
Line of credit facility, commitment fee percentage (as percent)	0.50%
Proceeds from (repayments of) debt				$ 50,000,000
Amended Senior Secured Credit Facilities | Revolving Credit Facility | Eurodollar
Debt Instrument [Line Items]
Basis spread (as percent)	2.25%
Amended Senior Secured Credit Facilities | Revolving Credit Facility | Base Rate
Debt Instrument [Line Items]
Basis spread (as percent)	1.25%
Amended Senior Secured Credit Facilities | Term Loans
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 1,800,000,000.0
Variable rate basis on debt issuance			3 Month LIBOR
Percentage of debt hedged by derivatives (as percent)			100.00%
Derivative, floor interest rate (as percent)			1.00%
Amended Senior Secured Credit Facilities | Term Loans | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Basis spread (as percent)	2.00%
Amended Senior Secured Credit Facilities | Term Loans | Eurodollar
Debt Instrument [Line Items]
Basis spread (as percent)	3.00%
Amended Senior Secured Credit Facilities | Term Loans | Base Rate
Debt Instrument [Line Items]
Basis spread (as percent)	2.00%
Amended Senior Secured Credit Facilities | Term Loans | Interest Rate Swap
Debt Instrument [Line Items]
Derivative, average fixed interest rate (as percent)			2.49%
Additional Term Loans | Term Loans
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,100,000,000.0
Debt secured by West Auriga | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)		0.75%
Line of credit facility, commitment fee percentage (as percent)		1.50%
Debt secured by West Auriga | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,450,000,000
Long-term line of credit					$ 433,000,000	$ 443,000,000
Assets pledged as collateral			$ 706,500,000
Variable rate basis on debt issuance			LIBOR
Debt secured by West Capricorn
Debt Instrument [Line Items]
Long-term line of credit	$ 426,300,000
Term Loan | Term Loans
Debt Instrument [Line Items]
Long-term line of credit			$ 2,865,700,000
Percent of original face amount of debt (as percent)	0.25%